KEMPER EQUITY FUNDS/GROWTH STYLE
                          Kemper Aggressive Growth Fund
                             Kemper Technology Fund
                           Kemper Value + Growth Fund

                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1999
                           -------------------------


Effective January 1, 2000, the following disclosure replaces the (i) Annual fund operating expenses table and (ii) expense example table in the "Fee and expense information" section for the indicated fund:

Kemper Aggressive Growth Fund

                                Class A         Class B          Class C
                                -------         -------          -------
Management Fee                   0.38%           0.38%           0.38%
Distribution (12b-1) Fees        None            0.75%           0.75%
Other Expenses*                  1.28%           1.88%           1.82%
Total Annual Fund
Operating Expenses               1.66%           3.01%           3.40%

-----------
* Includes cost of shareholder servicing, custody, and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $734           $704            $398
3 Years                           $1,068         $1,230            $913
5 Years                           $1,425         $1,782          $1,552
10 Years                          $2,427         $2,716          $3,271


Fees and expenses if you did not sell your shares:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $734           $304            $298
3 Years                           $1,068           $930            $913
5 Years                           $1,425         $1,582          $1,552
10 Years                          $2,427         $2,716          $3,271

Kemper Technology Fund

                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.55%          0.55%           0.55%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    0.43%          0.57%           0.53%
Total Annual Fund Operating
Expenses                           0.98%          1.87%           1.83%
-----------

* Includes cost of shareholder servicing, custody, and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $669           $590            $286
3 Years                             $869           $888            $576
5 Years                           $1,086         $1,211            $990
10 Years                          $1,707         $1,743          $2,148


Fees and expenses if you did not sell your shares:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $669           $190            $186
3 Years                             $869           $588            $576
5 Years                           $1,086         $1,011            $990
10 Years                          $1,707         $1,743          $2,148



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


Kemper Value + Growth Fund

                                 Class A         Class B         Class C
                                 -------         -------         -------
Management Fee                     0.72%          0.72%           0.72%
Distribution (12b-1) Fees          None           0.75%           0.75%
Other Expenses*                    0.75%          0.84%           0.73%
Total Annual Fund Operating
Expenses                           1.47%          2.31%           2.20%

-----------
* Includes cost of shareholder servicing, custody, and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Example

Fees and expenses if you sold your shares after:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $716           $634            $323
3 Years                           $1,013         $1,021            $688
5 Years                           $1,332         $1,435          $1,180
10 Years                          $2,231         $2,242          $2,534


Fees and expenses if you did not sell your shares:

                                 Class A         Class B         Class C
                                 -------         -------         -------
1 Year                              $716           $234            $223
3 Years                           $1,013           $721            $688
5 Years                           $1,332         $1,235          $1,180
10 Years                          $2,231         $2,242          $2,534

Effective December 31, 1999, the following disclosure supplements the "Portfolio Management" section of the prospectus for Kemper Technology Fund:

James Burkart is Co-Lead Portfolio Manager of the Fund. He joined the Fund and Scudder Kemper in 1998. He began his investment career in 1970. Prior to joining Scudder Kemper he was an analyst and Portfolio Manger for a trust company.

Deborah Koch is Co-Lead Portfolio Manager of the Fund. She joined the Fund in 1999 and joined Scudder Kemper in 1992. She has 14 years of investment industry experience.





January 5, 2000